Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share of (loss)/profit of investments accounted for using equity method:
Associates	¥ 23	¥ (9)	¥ 12
Joint ventures	(4)	(9)	(13)
Share of (loss)/profit of investments accounted for using equity method	¥ 19	¥ (18)	¥ (1)